                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1. Name and address of issuer:

            The Manufacturers Life Insurance Company (U.S.A.) Separate Account A (Formerly, Separate Account Three of The Manufacturers Life Insurance Company of America)*
            38500. Woodward Avenue
            Bloomfield Hills, MI 48304

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ x ]

            Variable Insurance Contracts

3. Investment Company Act File Number: 811-04834

      Securities Act File Number: 333-85284, 333-88748, 333-71136, 333-100597,
333-71318, 333-71134, 333-76168, 333-76170, 333-76156, 333-70950


4(a). Last day of fiscal year for which this Form is filed : December 31, 2002

4(b).[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c)[-] Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

(I)      Aggregate sale price of securities sold during the
         fiscal year pursuant to section 24 (f):                                    $ 187,490,656

(ii)     Aggregate price of securities redeemed or
         repurchased during the fiscal year:                      $(102,039,009)

(iii)    Aggregate price of securities redeemed or repurchased
         during any prior fiscal year ending no earlier than
         October 11, 1995 that were not previously used to
         reduce registration fees payable to the Commission:                 $0

(iv)     Total available redemption credits [add items 5(ii)
         and 5(iii)]:                                                               $ (102,039,009)

(v)      Net sales -- if Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]                                       $    85,451,647

(vi)     Redemption credits available for use in future years
         --  if Item 5(i) is less than Item 5(iv) [subtract
         Item (iv) from Item 5(i)]:                              $ 0

(vii)    Multiplier for determining registration fee (See
         Instruction C.9):                                                          x.00008090

(viii)   Registration fee due [multiply Item 5(v) by Item 5(vii)]
         (enter "0" if no fee is due):                                              =$6,913.04

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:           .
      If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
      future fiscal years, then state that number here:           .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$0

8. Total of the amount of the registration fees due plus any interest due [line 5(viii) plus line 7]:

                                            =$6,913.04 *

*This fee also covers Rule 24f-2 Filings for fiscal year ended December 31, 2002 for Securities Act File Numbers 333-88748, 333-71136, 333-100597, 333-71318,
333-71134, 333-76168, 333-76170, 333-76156, and 333-70950

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      March 24, 2003

            Method of Delivery:

                        [ X ] Wire Transfer

                        [   ] Mail or other means

*On January 1, 2002, The Manufacturers Life Insurance Company of America ("ManAmerica") transferred substantially all of its assets and liabilities to The Manufacturers Life Insurance Company (U.S.A.). As a result of this transaction, The Manufacturers Life Insurance Company (U.S.A.) became the owner of all of ManAmerica's assets, including the assets of Separate Account Three.

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Denis Turner
                           --------------------------
                           Denis Turner,
                           Senior Vice President and Treasurer

Date:  March 26, 2003